Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Senior Floating Rate Fund), Class C)	0 Months Ended
	Aug. 30, 2013
(Oppenheimer Senior Floating Rate Fund) | Class C
Operating Expenses:
Management Fee	0.61%	[1]
Distribution and/or Service (12b-1) Fees	1.00%	[1]
Interest and Fees from Borrowings	0.11%	[1]
Other Expenses	0.16%	[1]
Total Other Expenses	0.27%	[1]
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.89%	[1]
Fee Waiver and/or Expense Reimbursement	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.88%	[1]

[1]	Distribution and/or Service (12b-1) Fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect current fees.
[2]	The Manager has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This expense limitation may not be amended or withdrawn until one year from the date of this prospectus.